Income Taxes - Summary of Income Tax Expense (Benefit) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current:
Federal	$ (13,476)	$ (1,316)	$ 541
State	(3,219)	2,965	5,748
Foreign	2,563	5,203	4,298
Total current income tax expense	(14,132)	6,852	10,587
Deferred:
Federal	67,784	58,443	68,270
State	8,901	1,837	140
Foreign	(869)	(2,044)	(529)
Total deferred income tax expense	75,816	58,236	67,881
Total income tax expense	61,684	65,088	78,468
Southwest Gas Corporation
Current:
Federal	(17,584)	318	(9,695)
State	(6,783)	1,420	2,510
Total current income tax expense	(24,367)	1,738	(7,185)
Deferred:
Federal	58,136	60,662	66,037
State	10,222	735	(268)
Total deferred income tax expense	68,358	61,397	65,769
Total income tax expense	43,991	63,135	58,584
Discontinued operations	0	0	19,884
Total income tax expense	$ 43,991	$ 63,135	$ 78,468